Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments [abstract]
Capital Commitments
Capital commitments outstanding at 31 December 2022 not provided for in the financial statements were as follows:

	As at 31 December 2021 RMB’000	As at 31 December 2022 RMB’000
Property, plant and equipment contracted for	1,176,168	1,783,781